CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating costs	$ 1,125,460	$ 6,943,312
Loss from operations	(1,125,460)	(6,943,312)
Other income(expense):
Change in fair value of warrant liability	(7,487,000)	12,722,918
Offering costs allocated to warrant liability	(667,259)
Interest earned on marketable securities held in Trust Account	91,362	66,897
Total other income (expense), net	(8,062,897)	12,789,815
Net income (loss)	$ (9,188,357)	$ 5,846,503
Class A common stock
Other income(expense):
Weighted average shares outstanding of ordinary shares, basic	16,353,211	23,000,000
Weighted average shares outstanding of ordinary shares, diluted	16,353,211	23,000,000
Basic net income (loss) per ordinary share	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.42)	$ 0.20
Class B common stock
Other income(expense):
Weighted average shares outstanding of ordinary shares, basic	5,529,817	5,750,000
Weighted average shares outstanding of ordinary shares, diluted	5,529,817	5,750,000
Basic net income (loss) per ordinary share	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.42)	$ 0.20